Payden Emerging Markets Bond Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (97%)
Angola (USD) (2%
)
6,985,000 Angolan Government International Bond
144A, 8.00%, 11/26/29 (a) $ 6,336
4,910,000 Angolan Government International Bond
144A, 9.38%, 5/08/48 (a) 4,139
4,170,000 Angolan Government International Bond
144A, 9.50%, 11/12/25 (a) 4,254
14,729
Argentina (USD) (2%
)
7,876,800 Argentine Republic Government International
Bond , 0.75%, 7/09/30  4,265
1,718,995 Argentine Republic Government International
Bond , 1.00%, 7/09/29  993
4,907,500 Argentine Republic Government International
Bond , 3.50%, 7/09/41  1,952
13,592,476 Argentine Republic Government International
Bond , 4.13%, 7/09/35  5,707
4,344,090 Argentine Republic Government International
Bond , 5.00%, 1/09/38  2,003
14,920
Armenia (USD) (0%
)
2,380,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 1,962
Bahamas (USD) (0%
)
515,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 465
Bahrain (USD) (1%
)
2,560,000 Bahrain Government International Bond 144A,
5.25%, 1/25/33 (a) 2,319
555,000 Bahrain Government International Bond 144A,
5.63%, 9/30/31 (a) 529
4,240,000 Bahrain Government International Bond 144A,
5.63%, 5/18/34 (a) 3,882
3,850,000 Bahrain Government International Bond 144A,
6.75%, 9/20/29 (a) 3,956
10,686
Belarus (USD) (0%
)
1,450,000 Republic of Belarus International Bond , 6.20%,
2/28/30 (b) 566
745,000 Republic of Belarus International Bond , 7.63%,
6/29/27 (b) 320
886
Benin (USD) (0%
)
2,180,000 Benin Government International Bond 144A,
7.96%, 2/13/38 (a) 2,037
Bermuda (USD) (1%
)
2,690,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 2,527
2,535,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 2,351
4,878
Brazil (BRL) (1%
)
9,260,944 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (c) 1,597
50,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (c) 8,477
10,074
Principal
or Shares Security Description
Value
(000)
Brazil (USD) (2%
)
3,480,000 Brazilian Government International Bond ,
6.00%, 10/20/33  $ 3,428
4,495,000 Brazilian Government International Bond ,
6.13%, 3/15/34  4,428
4,110,000 Brazilian Government International Bond ,
6.25%, 3/18/31  4,154
4,170,000 Brazilian Government International Bond ,
7.13%, 5/13/54  4,116
2,320,000 Brazilian Government International Bond ,
8.25%, 1/20/34  2,673
18,799
Cayman Islands (USD) (2%
)
3,485,234 Bioceanico Sovereign Certificate Ltd. 144A,
1.84%, 6/05/34 (a)(d) 2,677
4,320,000 C&W Senior Finance Ltd. 144A, 6.88%,
9/15/27 (a)(c) 4,222
2,590,000 CK Hutchison International 23 Ltd. 144A,
4.88%, 4/21/33 (a) 2,576
1,765,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (b)(e)(f) 1,756
2,335,000 Gaci First Investment Co. , 5.38%, 10/13/22 (b) 2,017
1,540,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) 1,620
1,270,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 1,298
1,260,000 Transocean Inc. 144A, 8.50%, 5/15/31 (a) 1,291
17,457
Chile (EUR) (0%
)
3,190,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 3,534
Chile (USD) (1%
)
4,329,221 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 3,275
4,670,000 Chile Government International Bond , 3.10%,
5/07/41  3,491
4,303,244 Chile Government International Bond , 5.33%,
1/05/54  4,149
10,915
Colombia (COP) (0%
)
10,090,000,000 Colombian TES Series B, 7.25%, 10/26/50
COP (c) 1,610
Colombia (USD) (5%
)
1,882,000 Colombia Government International Bond ,
3.13%, 4/15/31  1,517
3,295,000 Colombia Government International Bond ,
3.25%, 4/22/32  2,588
1,440,000 Colombia Government International Bond ,
4.13%, 2/22/42  965
4,980,000 Colombia Government International Bond ,
5.00%, 6/15/45  3,570
13,269,000 Colombia Government International Bond ,
6.13%, 1/18/41  11,331
3,895,000 Colombia Government International Bond ,
7.38%, 9/18/37  3,854
2,180,000 Colombia Government International Bond ,
7.50%, 2/02/34  2,217
1,980,000 Colombia Government International Bond ,
8.00%, 4/20/33  2,081
3,830,000 Colombia Government International Bond ,
8.00%, 11/14/35  4,003

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,532,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) $ 1,312
2,410,000 Ecopetrol SA , 8.38%, 1/19/36  2,400
1,530,000 Ecopetrol SA , 8.63%, 1/19/29  1,624
37,462
Costa Rica (USD) (1%
)
1,245,000 Costa Rica Government International Bond
144A, 6.13%, 2/19/31 (a) 1,264
3,225,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (a) 3,349
925,000 Costa Rica Government International Bond
144A, 7.00%, 4/04/44 (a) 963
2,400,000 Costa Rica Government International Bond
144A, 7.16%, 3/12/45 (a) 2,537
3,920,000 Costa Rica Government International Bond
144A, 7.30%, 11/13/54 (a) 4,190
12,303
Czech Republic (CZK) (1%
)
207,950,000 Czech Republic Government Bond Series 105,
2.75%, 7/23/29 CZK (c) 8,545
Dominican Republic (DOP) (1%
)
293,900,000 Dominican Republic International Bond 144A,
10.75%, 6/01/36 DOP (a)(c) 5,061
99,300,000 Dominican Republic International Bond 144A,
13.63%, 2/03/33 DOP (a)(c) 1,979
7,040
Dominican Republic (USD) (3%
)
1,900,000 Dominican Republic International Bond 144A,
4.50%, 1/30/30 (a) 1,772
7,480,000 Dominican Republic International Bond 144A,
5.30%, 1/21/41 (a) 6,535
4,640,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 4,569
4,715,000 Dominican Republic International Bond 144A,
5.88%, 1/30/60 (a) 4,090
4,560,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) 4,587
1,380,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 1,425
4,725,000 Dominican Republic International Bond 144A,
6.88%, 1/29/26 (a) 4,784
27,762
Ecuador (USD) (2%
)
1,257,250 Ecuador Government International Bond 144A,
5.00%, 7/31/40 (a) 613
8,454,458 Ecuador Government International Bond 144A,
5.50%, 7/31/35 (a) 4,498
8,900,000 Ecuador Government International Bond 144A,
6.90%, 7/31/30 (a) 6,043
5,160,000 Ecuador Government International Bond 144A,
14.41%, 7/31/30 (a)(d) 2,654
13,808
Egypt (EUR) (1%
)
12,580,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(c) 11,061
Egypt (USD) (2%
)
8,290,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 6,960
3,920,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 2,830
Principal
or Shares Security Description
Value
(000)
1,205,000 Egypt Government International Bond 144A,
8.70%, 3/01/49 (a) $ 927
4,490,000 Egypt Government International Bond 144A,
8.75%, 9/30/51 (a) 3,464
14,181
El Salvador (USD) (1%
)
2,720,000 El Salvador Government International Bond
144A, 0.25%, 4/17/30 (a) 82
2,065,000 El Salvador Government International Bond
144A, 7.63%, 2/01/41 (a) 1,456
840,000 El Salvador Government International Bond
144A, 8.25%, 4/10/32 (a) 681
2,720,000 El Salvador Government International Bond
144A, 9.25%, 4/17/30 (a) 2,485
2,845,000 El Salvador Government International Bond
144A, 9.50%, 7/15/52 (a) 2,306
7,010
Gabon (USD) (0%
)
2,888,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 2,135
Ghana (USD) (2%
)
1,650,000 Ghana Government International Bond 144A,
6.31%, 4/07/25 (a)(d) 696
460,000 Ghana Government International Bond , 8.13%,
3/26/32 (b) 236
2,290,000 Ghana Government International Bond 144A,
8.13%, 3/26/32 (a) 1,177
1,910,000 Ghana Government International Bond 144A,
8.63%, 4/07/34 (a) 982
10,030,000 Ghana Government International Bond 144A,
8.63%, 6/16/49 (a) 5,071
6,305,000 Ghana Government International Bond 144A,
10.75%, 10/14/30 (a) 4,258
12,420
Guatemala (USD) (1%
)
1,647,000 Guatemala Government Bond 144A, 4.38%,
6/05/27 (a) 1,586
2,895,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 2,309
580,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a) 562
2,340,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (a) 2,350
1,855,000 Guatemala Government Bond 144A, 6.60%,
6/13/36 (a) 1,887
8,694
Hungary (EUR) (0%
)
3,395,000 Hungary Government International Bond ,
5.00%, 2/22/27 EUR (b)(c) 3,791
Hungary (HUF) (1%
)
3,422,040,000 Hungary Government Bond Series 33/A,
2.25%, 4/20/33 HUF (c) 6,957
Hungary (USD) (1%
)
2,670,000 Hungary Government International Bond
144A, 2.13%, 9/22/31 (a) 2,157
3,290,000 Hungary Government International Bond
144A, 3.13%, 9/21/51 (a) 2,105
1,160,000 Hungary Government International Bond
144A, 6.13%, 5/22/28 (a) 1,192

Principal
or Shares Security Description
Value
(000)
2,170,000 Hungary Government International Bond
144A, 6.25%, 9/22/32 (a) $ 2,274
3,924,000 Hungary Government International Bond ,
7.63%, 3/29/41  4,520
12,248
India (USD) (0%
)
480,000 Continuum Green Energy India Pvt./Co.-Issuers
144A, 7.50%, 6/26/33 (a) 485
Indonesia (USD) (2%
)
3,230,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 2,989
2,920,000 Indonesia Asahan Aluminium PT/Mineral
Industri Indonesia Persero PT 144A, 5.80%,
5/15/50 (a) 2,753
3,540,000 Pertamina Persero PT 144A, 6.50%,
11/07/48 (a) 3,817
1,664,000 Perusahaan Listrik Negara PT 144A, 4.88%,
7/17/49 (a)(g) 1,392
2,150,000 Perusahaan Listrik Negara PT 144A, 5.25%,
5/15/47 (a) 1,910
4,700,000 Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara 144A, 4.00%, 6/30/50 (a)(g) 3,408
16,269
Israel (USD) (0%
)
2,255,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(b) 2,026
Ivory Coast (EUR) (1%
)
4,830,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(c) 4,437
2,050,000 Ivory Coast Government International Bond
144A, 5.88%, 10/17/31 EUR (a)(c) 2,024
6,461
Ivory Coast (USD) (1%
)
3,235,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a) 2,881
4,475,000 Ivory Coast Government International Bond
144A, 6.38%, 3/03/28 (a) 4,401
2,200,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (a) 2,132
9,414
Jersey (USD) (0%
)
4,175,000 Galaxy Pipeline Assets Bidco Ltd. 144A,
2.63%, 3/31/36 (a) 3,463
Jordan (USD) (1%
)
2,000,000 Jordan Government International Bond 144A,
6.13%, 1/29/26 (a) 1,967
2,535,000 Jordan Government International Bond 144A,
7.50%, 1/13/29 (a) 2,524
3,000,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (a) 3,019
7,510
Kazakhstan (USD) (0%
)
2,545,000 KazMunayGas National Co. JSC 144A, 3.50%,
4/14/33 (a) 2,106
Kenya (USD) (1%
)
1,485,000 Republic of Kenya Government International
Bond 144A, 7.00%, 5/22/27 (a) 1,410
2,785,000 Republic of Kenya Government International
Bond 144A, 7.25%, 2/28/28 (a) 2,527
Principal
or Shares Security Description
Value
(000)
1,490,000 Republic of Kenya Government International
Bond 144A, 8.25%, 2/28/48 (a) $ 1,152
1,730,000 Republic of Kenya Government International
Bond 144A, 9.75%, 2/16/31 (a) 1,650
6,739
Lebanon (USD) (0%
)
2,500,000 Lebanon Government International Bond ,
6.00%, 1/27/23 (b)(h) 169
2,760,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (b)(h) 199
1,805,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (b)(h) 130
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (b)(h) 79
1,540,000 Lebanon Government International Bond ,
6.75%, 11/29/27 (b)(h) 111
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (h) 87
2,590,000 Lebanon Government International Bond Series
15YR, 7.00%, 3/23/32 (b)(h) 187
962
Luxembourg (USD) (1%
)
3,835,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) 3,030
1,700,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 1,708
1,917,000 JBS USA Holding Lux Sarl/JBS USA Food Co./
JBS Lux Co. Sarl , 5.75%, 4/01/33  1,928
445,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a) 375
2,385,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (a) 2,517
3,033,307 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 2,789
12,347
Malaysia (USD) (0%
)
2,105,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 1,863
Mauritius (USD) (1%
)
775,000 Azure Power Solar Energy Pvt. Ltd. 144A,
5.65%, 12/24/24 (a) 776
780,750 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 730
520,000 Greenko Solar Mauritius Ltd. 144A, 5.95%,
7/29/26 (a) 518
2,481,628 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 2,387
4,411
Mexico (MXN) (0%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (c) 891
Mexico (USD) (6%
)
1,935,000 BBVA Bancomer SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.661%), 8.45%, 6/29/38 (a)(f)(g) 2,044
790,000 Buffalo Energy Mexico Holdings/Buffalo
Energy Infrastructure/Buffalo Energy 144A,
7.88%, 2/15/39 (a) 833
1,890,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(e)(f) 1,847

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,802,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A, 4.96%,
7/18/29 (a) $ 1,714
1,970,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 1,679
3,458,802 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 3,414
1,730,000 Mexico Government International Bond ,
4.88%, 5/19/33  1,629
1,530,000 Mexico Government International Bond ,
5.40%, 2/09/28  1,545
1,320,000 Mexico Government International Bond ,
6.00%, 5/07/36  1,317
5,120,000 Mexico Government International Bond ,
6.34%, 5/04/53  4,919
3,458,000 Petroleos Mexicanos , 6.49%, 1/23/27  3,340
3,640,000 Petroleos Mexicanos , 6.50%, 3/13/27  3,503
3,240,000 Petroleos Mexicanos , 6.63%, 6/15/35  2,518
6,081,000 Petroleos Mexicanos , 6.70%, 2/16/32  5,188
6,394,000 Petroleos Mexicanos , 6.75%, 9/21/47  4,333
4,515,000 Petroleos Mexicanos , 6.95%, 1/28/60  3,049
2,625,000 Petroleos Mexicanos , 7.69%, 1/23/50  1,930
3,190,000 Petroleos Mexicanos , 8.75%, 6/02/29  3,168
2,255,000 Sitios Latinoamerica SAB de CV 144A, 5.38%,
4/04/32 (a) 2,136
50,106
Mongolia (USD) (0%
)
1,280,000 Mongolia Government International Bond
144A, 7.88%, 6/05/29 (a) 1,327
1,130,000 Mongolia Government International Bond
144A, 8.65%, 1/19/28 (a) 1,188
2,515
Montenegro (USD) (0%
)
2,990,000 Montenegro Government International Bond
144A, 7.25%, 3/12/31 (a) 3,048
Morocco (USD) (1%
)
3,985,000 Morocco Government International Bond
144A, 5.95%, 3/08/28 (a) 4,055
3,680,000 Morocco Government International Bond
144A, 6.50%, 9/08/33 (a) 3,845
7,900
Namibia (USD) (1%
)
5,088,000 Namibia International Bonds 144A, 5.25%,
10/29/25 (a) 5,024
Netherlands (USD) (1%
)
3,315,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 3,077
2,620,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 1,807
4,884
Nigeria (USD) (2%
)
4,250,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 3,742
3,525,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a)(g) 3,253
1,540,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a) 1,353
1,010,000 Nigeria Government International Bond 144A,
7.38%, 9/28/33 (a) 828
4,575,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 3,572
Principal
or Shares Security Description
Value
(000)
5,885,000 Nigeria Government International Bond 144A,
8.25%, 9/28/51 (a) $ 4,546
3,480,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 3,281
20,575
Oman (USD) (2%
)
5,175,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 5,183
4,320,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a)(g) 4,518
2,360,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 2,403
2,840,000 Oman Government International Bond 144A,
6.75%, 1/17/48 (a) 2,959
2,270,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) 2,546
1,680,000 Oman Sovereign Sukuk Co. 144A, 5.93%,
10/31/25 (a) 1,696
19,305
Pakistan (USD) (1%
)
5,545,000 Pakistan Government International Bond
144A, 7.38%, 4/08/31 (a) 4,422
2,665,000 Pakistan Government International Bond
144A, 8.88%, 4/08/51 (a) 2,004
6,426
Panama (USD) (3%
)
1,306,000 Empresa de Transmision Electrica SA 144A,
5.13%, 5/02/49 (a) 974
3,130,000 Panama Government International Bond ,
3.87%, 7/23/60  1,855
2,480,000 Panama Government International Bond ,
4.30%, 4/29/53  1,649
2,975,000 Panama Government International Bond ,
4.50%, 4/16/50  2,064
2,275,000 Panama Government International Bond ,
6.40%, 2/14/35  2,220
7,880,000 Panama Government International Bond ,
7.50%, 3/01/31  8,364
3,655,000 Panama Government International Bond ,
7.88%, 3/01/57  3,906
1,760,000 Panama Government International Bond ,
8.00%, 3/01/38  1,899
22,931
Paraguay (USD) (1%
)
2,420,000 Paraguay Government International Bond
144A, 2.74%, 1/29/33 (a) 2,004
2,355,000 Paraguay Government International Bond
144A, 4.70%, 3/27/27 (a) 2,322
2,860,000 Paraguay Government International Bond
144A, 6.00%, 2/09/36 (a) 2,941
1,015,000 Paraguay Government International Bond
144A, 6.10%, 8/11/44 (a) 1,003
8,270
Peru (PEN) (4%
)
62,565,000 Peru Government Bond , 5.35%, 8/12/40
PEN (c) 13,746
20,300,000 Peru Government Bond 144A, 7.30%, 8/12/33
PEN (a)(b)(c) 5,623
15,920,000 Peru Government Bond 144A, 7.60%, 8/12/39
PEN (a)(b)(c) 4,362

Principal
or Shares Security Description
Value
(000)
42,000,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (a)(c) $ 10,941
34,672
Peru (USD) (1%
)
2,080,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.000%), 3.13%, 7/01/30 (a)(f)(g) 2,021
450,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450%), 3.25%, 9/30/31 (a)(f) 423
6,335,000 Peruvian Government International Bond ,
3.60%, 1/15/72  4,165
6,609
Philippines (USD) (0%
)
1,330,000 Philippine Government International Bond ,
5.00%, 7/17/33  1,332
2,015,000 Philippine Government International Bond ,
5.50%, 1/17/48 (g) 2,056
3,388
Poland (USD) (2%
)
2,390,000 Bank Gospodarstwa Krajowego 144A, 5.38%,
5/22/33 (a) 2,411
2,600,000 Bank Gospodarstwa Krajowego 144A, 5.75%,
7/09/34 (a) 2,684
2,900,000 Republic of Poland Government International
Bond , 5.50%, 4/04/53  2,872
9,505,000 Republic of Poland Government International
Bond , 5.50%, 3/18/54  9,386
17,353
Qatar (USD) (1%
)
3,890,000 Qatar Government International Bond 144A,
4.40%, 4/16/50 (a) 3,462
3,545,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 3,367
3,475,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 3,436
10,265
Romania (EUR) (1%
)
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(c) 2,484
1,730,000 Romanian Government International Bond
144A, 5.63%, 2/22/36 EUR (a)(c) 1,848
4,332
Romania (USD) (1%
)
7,760,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) 7,295
Saudi Arabia (USD) (3%
)
5,475,000 Saudi Arabian Oil Co. 144A, 4.25%,
4/16/39 (a) 4,836
5,360,000 Saudi Arabian Oil Co. 144A, 5.88%,
7/17/64 (a) 5,259
3,780,000 Saudi Government International Bond 144A,
3.25%, 11/17/51 (a) 2,520
7,225,000 Saudi Government International Bond 144A,
3.45%, 2/02/61 (a) 4,752
6,305,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 4,518
Principal
or Shares Security Description
Value
(000)
5,880,000 Saudi Government International Bond 144A,
5.00%, 1/18/53 (a) $ 5,240
2,185,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a) 2,050
29,175
Senegal (USD) (0%
)
3,145,000 Senegal Government International Bond 144A,
6.75%, 3/13/48 (a) 2,289
Serbia (EUR) (1%
)
4,405,000 Serbia International Bond 144A, 3.13%,
5/15/27 EUR (a)(c) 4,613
South Africa (USD) (3%
)
2,625,000 Eskom Holdings SOC Ltd. 144A, 6.35%,
8/10/28 (a) 2,594
1,610,000 Eskom Holdings SOC Ltd. 144A, 7.13%,
2/11/25 (a) 1,611
1,805,000 Eskom Holdings SOC Ltd. 144A, 8.45%,
8/10/28 (a) 1,853
2,820,000 Republic of South Africa Government
International Bond , 4.30%, 10/12/28  2,638
2,700,000 Republic of South Africa Government
International Bond , 5.65%, 9/27/47  2,094
2,625,000 Republic of South Africa Government
International Bond , 5.75%, 9/30/49  2,028
6,585,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30  6,385
2,085,000 Republic of South Africa Government
International Bond , 5.88%, 4/20/32  1,979
3,665,000 Republic of South Africa Government
International Bond , 7.30%, 4/20/52  3,395
24,577
South Africa (ZAR) (0%
)
810,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (c) 28
Spain (USD) (0%
)
2,180,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 1,780
1,422,163 AI Candelaria Spain SA 144A, 7.50%,
12/15/28 (a) 1,411
3,191
Sri Lanka (USD) (2%
)
2,875,000 Sri Lanka Government International Bond
144A, 0.00%, 7/25/22 (d) 1,598
8,795,000 Sri Lanka Government International Bond
144A, 6.20%, 5/11/27 (a) 4,920
8,890,000 Sri Lanka Government International Bond
144A, 6.83%, 7/18/26 (a) 5,020
1,885,000 Sri Lanka Government International Bond
144A, 7.55%, 3/28/30 (a) 1,059
5,665,000 Sri Lanka Government International Bond
144A, 7.85%, 3/14/29 (a) 3,215
15,812
Supranational (INR) (0%
)
66,000,000 European Bank for Reconstruction &
Development , 6.75%, 3/14/31 INR (c) 782
Supranational (USD) (0%
)
1,528,921 Borr IHC Ltd./Borr Finance LLC 144A,
10.00%, 11/15/28 (a) 1,603

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
485,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) $ 443
2,046
Thailand (THB) (1%
)
99,660,000 Thailand Government Bond , 2.00%, 6/17/42
THB (c) 2,443
51,365,000 Thailand Government Bond , 3.45%, 6/17/43
THB (c) 1,525
3,968
Turkey (EUR) (1%
)
4,010,000 Turkiye Government International Bond ,
5.88%, 5/21/30 EUR (c) 4,387
Turkey (TRY) (1%
)
193,565,000 Turkiye Government Bond , 17.30%, 7/19/28
TRY (c) 4,346
126,600,000 Turkiye Government Bond , 17.80%, 7/13/33
TRY (c) 2,718
7,064
Turkey (USD) (2%
)
1,700,000 Akbank TAS 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.270%), 9.37% (a)(e)(f) 1,702
5,110,000 Hazine Mustesarligi Varlik Kiralama AS 144A,
8.51%, 1/14/29 (a) 5,458
3,170,000 Istanbul Metropolitan Municipality 144A,
10.50%, 12/06/28 (a) 3,429
2,065,000 Turkiye Government International Bond ,
4.25%, 4/14/26  2,011
4,470,000 Turkiye Government International Bond ,
6.00%, 1/14/41  3,800
4,650,000 Turkiye Government International Bond ,
9.13%, 7/13/30  5,157
1,705,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(e)(f) 1,717
23,274
Ukraine (EUR) (0%
)
1,385,000 Ukraine Government International Bond 144A,
4.38%, 1/27/32 EUR (a)(c) 425
2,790,000 Ukraine Government International Bond 144A,
6.75%, 6/20/28 EUR (a)(c) 917
1,342
Ukraine (USD) (1%
)
4,360,000 Ukraine Government International Bond 144A,
7.25%, 3/15/35 (a) 1,342
980,000 Ukraine Government International Bond 144A,
7.38%, 9/25/34 (a) 304
3,005,000 Ukraine Government International Bond ,
7.75%, 9/01/27 (b) 1,003
1,135,000 Ukraine Government International Bond 144A,
7.75%, 9/01/27 (a) 376
6,015,000 Ukraine Government International Bond 144A,
7.75%, 9/01/28 (a) 1,935
5,768,000 Ukraine Government International Bond 144A,
7.75%, 9/01/29 (a) 1,866
2,695,000 Ukraine Government International Bond 144A,
7.75%, 8/01/41 (a)(f) 1,662
8,488
Principal
or Shares Security Description
Value
(000)
United Arab Emirates (USD) (3%
)
9,798,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) $ 8,843
3,990,000 Abu Dhabi Government International Bond
144A, 5.50%, 4/30/54 (a) 4,097
2,072,199 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 2,004
1,580,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a)(g) 1,514
1,800,000 UAE International Government Bond 144A,
4.95%, 7/07/52 (a) 1,705
18,163
United Kingdom (NGN) (0%
)
1,495,000,000 HSBC Bank PLC 144A, 21.67%, 3/10/25
NGN (a)(c)(d) 796
United States (EGP) (1%
)
119,400,000 Citigroup Global Markets Holdings Inc. 144A,
25.20%, 3/20/25 EGP (a)(c)(d) 2,117
121,200,000 Citigroup Global Markets Holdings Inc. 144A,
28.60%, 3/20/25 EGP (a)(c)(d) 2,149
138,685,891 Citigroup Global Markets Holdings Inc. 144A,
32.55%, 3/13/25 EGP (a)(c)(d) 2,469
6,735
United States (NGN) (1%
)
8,190,970,214 Citigroup Global Markets Holdings Inc. 144A,
25.99%, 3/10/25 NGN (a)(c)(d) 4,363
United States (USD) (2%
)
5,045,708 BBFI Liquidating Trust 144A, 1.37%,
12/30/99 (a)(d) 1,798
3,590,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 3,411
1,140,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a) 1,101
580,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 570
1,630,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a) 1,617
640,000 NBM U.S. Holdings Inc. 144A, 7.00%,
5/14/26 (a) 643
4,325,000 SierraCol Energy Andina LLC 144A, 6.00%,
6/15/28 (a) 3,892
13,032
Uruguay (UYU) (1%
)
74,831,443 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (c) 1,942
41,200,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (c) 956
192,000,000 Uruguay Government International Bond ,
9.75%, 7/20/33 UYU (c) 4,807
7,705
Uzbekistan (USD) (2%
)
12,675,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 10,544
4,550,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 4,261
3,640,000 Republic of Uzbekistan International Bond
144A, 7.85%, 10/12/28 (a) 3,758
18,563
Venezuela (USD) (1%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (b)
(h) 413

Principal
or Shares Security Description
Value
(000)
3,440,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (b)
(h) $ 396
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/20 (b)
(h) 1,021
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (b)
(h) 348
1,640,000 Petroleos de Venezuela SA , 12.75%, 2/17/22 (b)
(h) 226
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (b)(h) 206
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (b)(h) 700
13,370,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (b)(h) 1,941
3,375,000 Venezuela Government International Bond ,
8.25%, 10/13/24 (b)(h) 528
5,300,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (h) 971
6,750
Virgin Islands (British) (USD) (0%
)
1,100,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,057
Zambia (USD) (1%
)
2,426,963 Zambia Government International Bond 144A,
0.50%, 12/31/53 (a) 1,230
7,789,638 Zambia Government International Bond 144A,
5.75%, 6/30/33 (a) 6,831
8,061
Total Bonds
(Cost - $888,843) 824,475
Principal
or Shares Security Description
Value
(000)
Investment Company (2%)
17,434,925 Payden Cash Reserves Money Market Fund*
(Cost - $17,435)  $ 17,435
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $377) 372
Total Investments, Before Written Swaptions
(Cost - $906,655) (99%)
842,282
Written Swaptions  (0%)
Total Written Swaptions (Cost - $(118)) (124)
Total Investments (Cost - $906,537)  (99%)
842,158
Other Assets, net of Liabilities ( 1% )
5,220
Net Assets (100%)
$ 847,378
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Perpetual security with no stated maturity date.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(g) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $7,643 and the total market value of the collateral held by the Fund is $7,850. Amounts in 000s.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 42 Index), Pay 0.538%
Quarterly, Receive upon credit default Bnp Paribas Securities Corp. $ 70,000 09/18/2024 $ 372 Put
Written Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Written Swaptions - (0.0%)
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 42 Index), Pay 0.168%
Quarterly, Receive upon credit default Bnp Paribas Securities Corp. 70,000 09/18/2024 (124) Put

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
PLN 18,638
USD  4,631 BNP PARIBAS 08/12/2024 $ 71
THB 316,900
USD  8,695 Barclays Bank PLC 08/19/2024 209
TRY 25,345
USD  717 BNP PARIBAS 08/16/2024 34
USD 12,787
THB  454,060 Barclays Bank PLC 08/19/2024 28
USD 123
CLP  115,900 Barclays Bank PLC 10/10/2024 –
USD 2,113
MXN  38,280 BNP PARIBAS 08/09/2024 61
USD 1,775
COP  6,925,000 BNP PARIBAS 08/12/2024 68
USD 4,725
PLN  18,638 BNP PARIBAS 08/12/2024 24
USD 2,142
CZK  48,620 BNP PARIBAS 09/16/2024 69
USD 4,135
COP  16,541,000 HSBC Bank USA, N.A. 08/12/2024 59
USD 14,734
CZK  337,240 HSBC Bank USA, N.A. 09/16/2024 354
USD 6,692
MXN  114,320 Morgan Stanley 08/09/2024 564
USD 21,978
PEN  82,058 Morgan Stanley 08/09/2024 25
1,566
Liabilities:
BRL 33,469 USD  6,115 HSBC Bank USA, N.A. 09/12/2024 (225)
BRL 3,158 USD  571 HSBC Bank USA, N.A. 09/12/2024 (15)
CLP 3,938,700 USD  4,309 HSBC Bank USA, N.A. 10/10/2024 (129)
COP 15,896,000 USD  4,006 HSBC Bank USA, N.A. 08/12/2024 (88)
CZK 176,470 USD  7,543 HSBC Bank USA, N.A. 09/16/2024 (18)
IDR 133,171,000 USD  8,196 HSBC Bank USA, N.A. 10/17/2024 (29)
INR 638,620 USD  7,625 BNP PARIBAS 08/16/2024 (1)
KZT 2,946,000 USD  6,351 BNP PARIBAS 10/03/2024 (242)
MXN 35,590 USD  1,968 HSBC Bank USA, N.A. 08/09/2024 (60)
MXN 19,550 USD  1,093 Morgan Stanley 08/09/2024 (45)
USD 8,493 PHP  497,190 Barclays Bank PLC 08/19/2024 (20)
USD 158 MYR  740 Barclays Bank PLC 09/13/2024 (4)
USD 2,559 HUF  941,000 BNP PARIBAS 09/17/2024 (22)
USD 3,987 CLP  3,822,800 BNP PARIBAS 10/10/2024 (69)
USD 12,566 PEN  47,562 HSBC Bank USA, N.A. 08/09/2024 (158)
USD 55,091 EUR  51,120 State Street Bank & Trust Co. 09/26/2024 (382)
(1,507)
Net Unrealized Appreciation (Depreciation)
$59
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. 10-Year Ultra Future 94 Sep-24 $ (10,864) $ (200) $ (200)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
2-Year Interest Rate Swap, Receive Fixed 10.440% Monthly,
Pay Variable 11.245% (MXIBTIIE) 28 days 04/28/2026 MXN 525,100 $99 $– $99
2-Year Interest Rate Swap, Receive Fixed 9.765% Monthly,
Pay Variable 11.245% (MXIBTIIE) Monthly 03/20/2026 MXN 892,200 (407) – (407)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 3.653% (ESTRON) Annually 10/17/2030 EUR 2,250 195 – 195
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 5.380% (SOFRRATE) Annually 10/17/2030 USD 2,534 (181) – (181)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable 3.653% (ESTRON) Annually 10/30/2031 EUR 5,215 190 – 190
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 5.380% (SOFRRATE) Annually 10/30/2031 USD 5,530 (368) – (368)
$(472) $– $(472)